Offsets	Feb. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Southern First Bancshares, Inc.
Form or Filing Type	S-3
File Number	333-271291
Initial Filing Date	Apr. 17, 2023
Fee Offset Claimed	$ 5,510
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 50,000,000
Termination / Withdrawal Statement	No securities have been sold pursuant to the Prior Registration Statement, and the registrant has not applied the filing fees paid in connection with the Prior Registration Statement to any other securities offering. Accordingly, pursuant to Rule 457(p) under the Securities Act of 1933, the registrant is applying $5,510 of the filing fees previously paid in connection with the Prior Registration Statement to offset the registration fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Southern First Bancshares, Inc.
Form or Filing Type	S-3
File Number	333-271291
Filing Date	Apr. 17, 2023
Fee Paid with Fee Offset Source	$ 5,510	[1]
Termination / Withdrawal Statement	No securities have been sold pursuant to the Prior Registration Statement, and the registrant has not applied the filing fees paid in connection with the Prior Registration Statement to any other securities offering. Accordingly, pursuant to Rule 457(p) under the Securities Act of 1933, the registrant is applying $5,510 of the filing fees previously paid in connection with the Prior Registration Statement to offset the registration fee payable in connection with this filing.

[1]	On April 17, 2023, the registrant filed a Registration Statement on Form S-3 (File No. 333-271291) (the “Prior Registration Statement”), which registered an aggregate offering amount of $50,000,000 of common stock, preferred stock, debt securities, warrants, depositary shares, subscription rights, stock purchase contracts, stock purchase units and units. No securities have been sold pursuant to the Prior Registration Statement, and the registrant has not applied the filing fees paid in connection with the Prior Registration Statement to any other securities offering. Accordingly, pursuant to Rule 457(p) under the Securities Act of 1933, the registrant is applying $5,510 of the filing fees previously paid in connection with the Prior Registration Statement to offset the registration fee payable in connection with this filing.